SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property, plant and equipment, useful life

Estimated
Classification	Useful Life
Furniture and fixtures	3-5 years
Machinery and equipment	3-5 years
Vehicles	3-6 years
Property improvements	5 years
Buildings	40 years

Schedule of intangible assets, useful life

Estimated
Classification	Useful Life
Customer Relationships	8 - 5 years
Trade Names	3 - 10 years
Noncompetition Agreements	5 years
Acquired Technology	5 years
Intellectual Property	5 - 15 years
Internally Developed Software	5 years

Schedule of outstanding shares of common stock equivalents

Options	473,929
Warrants	13,067,494
Convertible notes payable that convert into common stock	1,759,945
15,301,368